Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Aggregate Amounts of Payments Due and Reconciliation of Debt Balances, Net of Debt Discount and Debt Issuance Costs
The aggregate amounts of payments due for the periods succeeding March 31, 2024 and reconciliation of the Company’s debt balances, net of debt discount and debt issuance costs, are as follows (in thousands):

Nine months ending December 31, 2024	$5,250
Year ending December 31, 2025	2,500
Year ending December 31, 2026	20,528

Total debt	28,278
Less current portion	(5,875)
Less unamortized debt discount and debt issuance costs	(4,361)
Add capitalized paid-in-kind interest	638

Total long-term debt	$18,680

The aggregate amounts of payments due for the periods succeeding December 31, 2023 and reconciliation of the Company’s debt balances, net of debt discount and debt issuance costs, are as follows (in thousands):

Year ending December 31, 2024	$8,068
Year ending December 31, 2025	2,500
Year ending December 31, 2026	24,527

Total debt	35,095
Less current portion	(8,068)
Less unamortized debt discount and debt issuance costs	(5,960)
Add capitalized paid-in-kind interest	424

Total long-term debt	$21,491